INCOME TAXES (Details Narrative) - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Deferred Tax Asset, Tax Deferred Expense, Reserve and Accrual, Financing Receivable, Allowance for Credit Loss	$ 709,000	$ 801,000
[custom:IncomeTaxExpratiinDateFinancingFees]	with expiration dates between 2044 and 2048
[custom:DeferredTaxAssetsNonCapitalLossCarryforwards-0]	$ 2,313,000	1,342,000
[custom:IncomeTaxExpratiinDateNonCapitalLosses]	with expiration dates ranging from 2037 to 2043 and 2037 to 2042
C A and U S [Member]
[custom:DeferredTaxAssetsNonCapitalLossCarryforwards-0]	$ 9,386,000
CANADA
[custom:DeferredTaxAssetsNonCapitalLossCarryforwards-0]	7,019,000	4,028,000
UNITED STATES
[custom:DeferredTaxAssetsNonCapitalLossCarryforwards-0]	$ 2,367,000	$ 804,000